EARNINGS (LOSS) PER COMMON SHARE (Details 1) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Anti-dilutive shares	903,678	16,941,148
Convertible Debt
Anti-dilutive shares	0	15,449,559
Options and Warrants
Anti-dilutive shares	903,678	1,491,589